Acquisitions and Divestitures - Sale of RiverStone Barbados (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 23, 2021	Dec. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Acquisitions and Divestitures
Derivative financial assets		$ 581.8		$ 382.7
Hamblin Watsa
Acquisitions and Divestitures
Sale of securities assured value		120.8
Asset Value Loan Notes
Acquisitions and Divestitures
Guarantee value of securities		1,100.0
Derivative financial assets		103.8
Net gain on investments		103.8
CVC | Asset Value Loan Notes
Acquisitions and Divestitures
Guarantee value of securities			$ 1,300.0
CVC | RiverStone Barbados
Acquisitions and Divestitures
Proportion of ownership interest in joint venture disposed of	60.00%
CVC | RiverStone Barbados | OMERS
Acquisitions and Divestitures
Proportion of ownership interest in joint venture disposed of	40.00%
CVC | RiverStone Barbados
Acquisitions and Divestitures
Consideration paid	$ 695.7
Cash transferred	462.0
Purchase consideration	200.0
Notional amount	$ 200.0
Gains (losses) on exchange differences on translation, before tax		(2.1)
Contingent consideration recognised as of acquisition date		$ 235.7